MET INVESTORS SERIES TRUST

                   MFS(R)Research International Portfolio

                 Supplement Dated November 12, 2009 To the
                        Prospectuses Dated May 1, 2009

     This Supplement is made as of November 12, 2009 to the Prospectuses of Met Investors Series Trust dated May 1, 2009.

     Effective immediately, the Annual Portfolio Operating Expenses table for MFS(R) Research International Portfolio is revised to read as follows:

--------------------------------------------------------- --------------------- ------------------ -------------------
                                                                Class A              Class B            Class E
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Management Fee*                                                  0.70%                0.70%              0.70%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
12b-1 Fees                                                        None                0.25%              0.15%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Other Expenses                                                   0.07%                0.06%              0.06%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Total Annual Portfolio Operating Expenses                        0.77%                1.01%              0.91%
--------------------------------------------------------- --------------------- ------------------ -------------------
* The Manager has agreed to voluntarily waive a portion of its management fee.  See the section entitled
"Management" for details regarding waivers.

         Effective immediately, the management fee table in the "Management-The Manager" section as it relates to the MFS(R) Research International Portfolio is replaced with the following:

------------------------------------------------------- ----------------------------------------------------------------------
Portfolio                                               Management Fee
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
MFS(R) Research International Portfolio(1)                0.80% of first $200 million of such assets plus 0.75% of such assets over $200 million up to $500 million plus 0.70% of such assets over
                                                        $500 million up to $ 1 billion plus 0.65% of such assets over $1 billion
------------------------------------------------------- ----------------------------------------------------------------------
(1)  Effective November 12, 2009, Massachusetts Financial Services Company has agreed to reduce the advisory fee it charges to the Manager for managing the MFS(R) Research International Portfolio. This fee change will reduce the advisory fee charged on the MFS(R) Research International Portfolio's average daily net assets in excess of $1.5 billion. In connection with this change in the advisory fee, the Manager has agreed, under certain circumstances, to waive a portion of the management fee chargeable to the MFS(R) Research International Portfolio.

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